Acquisitions and dispositions (Details 3 ) - 12 months ended Mar. 31, 2014 - Mitsubishi Materials C.M.I. Corporation ("CMI") and Honda Elesys Co., Ltd. ("Elesys") - JPY (¥) ¥ in Millions	Total
Business combination, adjustment, current assets	¥ 448
Business combination, adjustment, property, plant and equipment	(208)
Business combination, adjustment, goodwill	(2,559)
Business combination, adjustment, intangible assets	3,262
Business combination, adjustment, other noncurrent assets	77
Business combination, adjustment, liability	1,132
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Equity Interests	(112)
Business combination, adjustment, operating income	(204)
Business combination, adjustment, income before income taxes	(204)
Business combination, adjustment, net income attributable to Nidec Corporation	(132)
Customer relationships
Business combination, adjustment, intangible assets	¥ 1,981
Weighted average amortization period (in years)	6 years
Developed technologies
Business combination, adjustment, intangible assets	¥ 1,280
Weighted average amortization period (in years)	9 years
Other intangible assets
Business combination, adjustment, intangible assets	¥ 1